Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax expense (benefit) computed at statutory tax rate of 35%					$ 33.8		$ 8.1		$ (20.0)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect					4.7		4.5		(0.4)
Non-deductible expenses and non-taxable income					1.9		(1.1)		0.7
Domestic production activities									2.1
Foreign income not includable in federal taxable income					(0.8)		6.3		5.5
Effect of acquisition related elections and settlements					(7.1)	[1]
Valuation allowance changes (net)					(41.0)	[2]	(30.1)	[2]	24.5	[2]
All other, net					1.3		0.8		0.5
Total income tax provision (benefit)	$ 1.1	$ 15.2	$ 2.7	$ (21.5)	$ (7.2)		$ (11.5)		$ 12.9

[1]	Includes a $8.5 million deferred tax benefit related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
[2]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.